Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Dec. 29, 2011
(Delaware Tax-Free USA Intermediate Fund) | Institutional Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.68%
Fee waivers and expense reimbursements	(0.08%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
(Delaware Tax-Free USA Fund) | Institutional Class
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.14%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
(Delaware Tax-Free USA Intermediate Fund) | Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.19%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.23%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
(Delaware Tax-Free USA Intermediate Fund) | Class B
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.68%
Fee waivers and expense reimbursements	(0.08%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware Tax-Free USA Intermediate Fund) | Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual fund operating expenses	1.68%
Fee waivers and expense reimbursements	(0.08%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
(Delaware Tax-Free USA Fund) | Class A
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	0.24%
Other expenses	0.16%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.14%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
(Delaware Tax-Free USA Fund) | Class B
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.14%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.56%
(Delaware Tax-Free USA Fund) | Class C
Operating Expenses:
Management fees	0.54%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.14%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.56%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.60% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fees from December 29, 2011 through December 28, 2012 to no more than 0.15% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.56% of the Fund's average daily net assets from December 29, 2011 through December 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.